SEWARD & KISSEL LLP

901 K Street, N.W.

Washington, DC 20001

Telephone: (202) 737-8833

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www.sewkis.com

July 10, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AllianceBernstein Variable Products Series Fund, Inc.

File Nos. 33-18647 and 811-05398

Accession No. 0001193125-13-274369

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirror the risk/return summary information in a filing, dated June 27, 2013, Accession No. 0001193125-13-274369, to the Prospectus, dated May 1, 2013, for the AllianceBernstein Variable Products Series Fund, Inc. (the “Fund”). The purpose of the filing is to submit the Rule 497(e) filing dated June 27, 2013 in interactive data for the Fund.

Please call me at the above-referenced number if you have any questions regarding the attached.

Sincerely,

/s/ Joanne A. Skerrett
Joanne A. Skerrett

Attachment

Index to Exhibits

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase